Consolidated statements of profit or loss (Parenthetical) - € / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Loss per share in Euro
Basic from discontinued operations (in Euro per share)	€ (0.11)
Diluted from discontinued operations (in Euro per share)	(0.11)
Minimum
Loss per share in Euro
Basic from discontinued operations (in Euro per share)	0	€ (0.01)	€ (0.01)
Diluted from discontinued operations (in Euro per share)	0	(0.01)	(0.01)
Maximum
Loss per share in Euro
Basic from discontinued operations (in Euro per share)	(0.01)	0	0
Diluted from discontinued operations (in Euro per share)	€ (0.01)	€ 0	€ 0